Selected Statement of Operations Data - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 Segment Customer shares	Dec. 31, 2014 Customer shares	Dec. 31, 2013 Customer shares
Segment Reporting [Abstract]
Number of reportable segments | Segment	3
Percentage of maximum revenue from customer	10.00%	10.00%	10.00%
Number of customers accounted for more than 10% of company's revenues | Customer	0	0	0
Aggregate amounts of ordinary shares | shares	13,015	427,628	1,249,444